Trade Payables and Customer Advances	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade Payables and Customer Advances
38.	Trade payables and customer advances
The following table provides a breakdown for trade payables and customer advances:

(Euro thousands)	At December 31,
	2021	2020
Trade payables	177,801	150,257
Customer advances	45,236	38,085

Total trade payables including customer advances	223,037	188,342